Share-based payments - Share options (Details)									12 Months Ended
	Dec. 20, 2022 Options	Aug. 15, 2022 Options	Dec. 30, 2021 Options	Nov. 15, 2021 Options	Jun. 17, 2021 Options	May 21, 2021 Options	Mar. 11, 2021 Options	May 20, 2020 Options	Dec. 31, 2022 EquityInstruments Options shares	Dec. 31, 2021 Options EquityInstruments
Share-based payments
Number of share options issued	4,000	25,200	105,071	24,500	1,000	555,464	12,000		29,200	698,035
Number of each option granted to purchase common shares | shares									1
Share Option Plan
Share-based payments
Number of share options issued								2,714,335
Number of trading shares preceding the date the share option granted | EquityInstruments									1,511,773	2,092,596
Number of trading days preceding the date the share option granted									5 days
Maximum term of share options granted									10 years
Maximum period of share options vested									4 years